Commitments and Contingencies - Operating lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 900	$ 900	$ 800
2020	842
2021	39
2022	0
2023	0
2024	0
Thereafter	0
Total	$ 881